Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	$ 49,404	[1]	$ 47,778
Fixed maturities, FVO	1,010		1,317
Equity securities, trading	1,847		1,967
Equity securities, AFS	400		398
Short-term investments	2,354		3,882
Limited partnerships and other alternative investments	1,372		1,376
Fair Value, Measurements, Recurring [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	49,404		47,778
Fixed maturities, FVO	1,010		1,317
Equity securities, trading	1,847		1,967
Equity securities, AFS	400		398
Short-term investments	2,354		3,882
Limited partnerships and other alternative investments	414	[2]
Reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB, and GMAB	1,081		3,073
Separate account assets	138,497	[3]	139,421	[3]
Total assets accounted for at fair value on a recurring basis	195,588		199,807
Percentage of level to total	100.00%
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(3,091)		(6,052)
Fair Value, Measurements, Recurring [Member] | Other policyholder funds and benefits payable [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(3,127)		(5,785)
Fair Value, Measurements, Recurring [Member] | Other liabilities [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		(9)
Fair Value, Measurements, Recurring [Member] | Consumer Notes [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(2)	[4]	(4)	[4]
Fair Value, Measurements, Recurring [Member] | Guaranteed Minimum Withdrawal Benefit [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(3,119)		(5,776)
Fair Value, Measurements, Recurring [Member] | Equity linked notes [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(8)		(9)
Fair Value, Measurements, Recurring [Member] | Macro Hedge Program [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	186		357
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	100
Fair Value, Measurements, Recurring [Member] | Hedging Derivatives [Member] | International [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	127		533
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(231)		9
Fair Value, Measurements, Recurring [Member] | Hedging Derivatives [Member] | Guaranteed Minimum Withdrawal Benefit [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	36		494
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	536		400
Fair Value, Measurements, Recurring [Member] | Derivative Liabilities [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	581	[5]	1,971	[5]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	38	[6]	(254)	[3]
Fair Value, Measurements, Recurring [Member] | Credit derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	(10)		(27)
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(6)		(493)
Fair Value, Measurements, Recurring [Member] | Equity derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	30		31
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	15		5
Fair Value, Measurements, Recurring [Member] | Foreign exchange derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	104		505
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(17)		140
Fair Value, Measurements, Recurring [Member] | Interest rate derivatives [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	108		78
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(359)		(315)
Fair Value, Measurements, Recurring [Member] | ABS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	1,673		2,093
Fair Value, Measurements, Recurring [Member] | Collateralized Debt Obligations [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	2,160		1,798
Fair Value, Measurements, Recurring [Member] | CMBS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	3,912		4,269
Fair Value, Measurements, Recurring [Member] | Corporate [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	30,979		30,229
Fair Value, Measurements, Recurring [Member] | Foreign Government Debt Securities [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	1,460		1,224
Fair Value, Measurements, Recurring [Member] | Municipal [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	1,998		1,557
Fair Value, Measurements, Recurring [Member] | RMBS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	4,671		3,823
Fair Value, Measurements, Recurring [Member] | U.S. Treasuries [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	2,551		2,785
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	78		487
Fixed maturities, FVO	6		0
Equity securities, trading	1,847		1,967
Equity securities, AFS	203		227
Short-term investments	242		520
Limited partnerships and other alternative investments	0	[2]
Reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB, and GMAB	0		0
Separate account assets	97,976	[3]	101,633	[3]
Total assets accounted for at fair value on a recurring basis	100,352		104,834
Percentage of level to total	52.00%
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Other policyholder funds and benefits payable [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Other liabilities [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Consumer Notes [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0	[4]	0	[4]
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Guaranteed Minimum Withdrawal Benefit [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Equity linked notes [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Macro Hedge Program [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Hedging Derivatives [Member] | International [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Hedging Derivatives [Member] | Guaranteed Minimum Withdrawal Benefit [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Derivative Liabilities [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	0	[5]	0	[5]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0	[6]	0	[3]
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Credit derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Equity derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Foreign exchange derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Interest rate derivatives [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | ABS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Collateralized Debt Obligations [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | CMBS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Corporate [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Foreign Government Debt Securities [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Municipal [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | RMBS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | U.S. Treasuries [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	78		487
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	45,157		43,449
Fixed maturities, FVO	805		833
Equity securities, trading	0		0
Equity securities, AFS	142		115
Short-term investments	2,112		3,362
Limited partnerships and other alternative investments	264	[2]
Reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB, and GMAB	0		0
Separate account assets	39,938	[3]	36,757	[3]
Total assets accounted for at fair value on a recurring basis	88,755		85,631
Percentage of level to total	45.00%
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(440)		(59)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other policyholder funds and benefits payable [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other liabilities [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Consumer Notes [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0	[4]	0	[4]
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Guaranteed Minimum Withdrawal Benefit [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Equity linked notes [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Macro Hedge Program [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Hedging Derivatives [Member] | International [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	142		567
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(171)		10
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Hedging Derivatives [Member] | Guaranteed Minimum Withdrawal Benefit [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	(53)		11
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	106		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Derivative Liabilities [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	337	[5]	1,115	[5]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(440)	[6]	(59)	[3]
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Credit derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	0		(6)
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(20)		(25)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Equity derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Foreign exchange derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	104		505
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(17)		140
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Interest rate derivatives [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	144		38
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(338)		(184)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | ABS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	1,435		1,776
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Collateralized Debt Obligations [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	1,437		1,470
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | CMBS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	3,380		3,921
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Corporate [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	29,639		28,732
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Foreign Government Debt Securities [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	1,426		1,187
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Municipal [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	1,829		1,175
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | RMBS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	3,538		2,890
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | U.S. Treasuries [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	2,473		2,298
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	4,169		3,842
Fixed maturities, FVO	199		484
Equity securities, trading	0		0
Equity securities, AFS	55		56
Short-term investments	0		0
Limited partnerships and other alternative investments	150	[2]
Reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB, and GMAB	1,081		3,073
Separate account assets	583	[3]	1,031	[3]
Total assets accounted for at fair value on a recurring basis	6,481		9,342
Percentage of level to total	3.00%
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(2,651)		(5,993)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Other policyholder funds and benefits payable [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(3,127)		(5,785)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Other liabilities [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		(9)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Consumer Notes [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(2)	[4]	(4)	[4]
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Guaranteed Minimum Withdrawal Benefit [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(3,119)		(5,776)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Equity linked notes [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(8)		(9)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Macro Hedge Program [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	186		357
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	100
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Hedging Derivatives [Member] | International [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	(15)		(34)
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(60)		(1)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Hedging Derivatives [Member] | Guaranteed Minimum Withdrawal Benefit [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	89		483
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	430		400
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Derivative Liabilities [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	244	[5]	856	[5]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	478	[6]	(195)	[3]
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Credit derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	(10)		(21)
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	14		(468)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Equity derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	30		31
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	15		5
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Foreign exchange derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Interest rate derivatives [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	(36)		40
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(21)		(131)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | ABS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	238		317
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Collateralized Debt Obligations [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	723		328
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | CMBS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	532		348
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Corporate [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	1,340		1,497
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Foreign Government Debt Securities [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	34		37
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Municipal [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	169		382
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | RMBS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	1,133		933
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | U.S. Treasuries [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	$ 0		$ 0

[1]	Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.
[2]	Represents hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at value
[3]	As of December 31, 2012 and December 31, 2011, excludes approximately $3.1 billion and $4.0 billion, respectively, of investment sales receivable that are not subject to fair value accounting.
[4]	Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.
[5]	Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2012 and December 31, 2011, $92 million and $1.4 billion, respectively, was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.
[6]	Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as “freestanding derivatives” and are presented on a net basis.